Form N-1A Supplement	Mar. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA FUNDS TRUST
Voya GNMA Income Fund
Voya High Yield Bond Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated June 25, 2025
to the Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Summary Prospectus and Prospectus,
each dated July 31, 2024, as supplemented
(together the “Prospectuses”)
Effective June 30, 2025: (1) Jeff Dutra, CFA is removed as a portfolio manager for Voya GNMA Income Fund (“GNMA Fund”); and (2) John Zhang, CFA is added as a portfolio manager for GNMA Fund.
Effective June 16, 2025: (1) Principal Investment Strategies and risks for Voya High Yield Bond Fund (“HYB Fund”) are revised to allow HYB Fund to invest in convertible securities; (2) the secondary benchmark for HYB Fund is changed from Bloomberg High Yield Bond – 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index; (3) Mohamed Basma, CFA and Randall Parrish, CFA are removed as portfolio managers for HYB Fund; and (4) Justin Kass, CFA, David J. Oberto, and Ethan Turner, CFA are added as portfolio managers for HYB Fund.
Effective June 30, 2025, the Prospectus for GNMA Fund is revised as follows:
Effective immediately, the Prospectus for HYB Fund is revised as follows:
4.The second paragraph in the section of the Prospectus entitled “Principal Investment Strategies” in HYB Fund’s Summary Section is deleted in its entirety and replaced with the following:
High-yield bonds are debt instruments that, at the time of purchase, are not rated by a nationally recognized statistical rating organization (“NRSRO”) or are rated below investment grade (e.g., rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The Fund defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; convertible securities; zero- coupon bonds and debt obligations provided they are unrated or rated below investment grade. In evaluating the quality of a particular high-yield bond for investment by the Fund, the sub-adviser (the “Sub-Adviser”) does not rely exclusively on credit ratings assigned by a NRSRO. The Sub-Adviser will utilize a security’s credit rating as simply one indication of an issuer’s creditworthiness and will principally rely upon its own analysis of any security. The Sub-Adviser does not have restrictions on the rating level of the securities held in the Fund and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund’s portfolio or the maturity of any single investment. Maturities may vary widely depending on the Sub-Adviser’s assessment of interest rate trends and other economic or market factors.
5.The section of the Prospectus entitled “Principal Risks” in HYB Fund’s Summary Section is amended to include the following risk:
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.

Voya High Yield Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA FUNDS TRUST
Voya High Yield Bond Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated June 25, 2025
to the Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Summary Prospectus and Prospectus,
each dated July 31, 2024, as supplemented
(together the “Prospectuses”)
Effective June 30, 2025: (1) Jeff Dutra, CFA is removed as a portfolio manager for Voya GNMA Income Fund (“GNMA Fund”); and (2) John Zhang, CFA is added as a portfolio manager for GNMA Fund.
Effective June 16, 2025: (1) Principal Investment Strategies and risks for Voya High Yield Bond Fund (“HYB Fund”) are revised to allow HYB Fund to invest in convertible securities; (2) the secondary benchmark for HYB Fund is changed from Bloomberg High Yield Bond – 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index; (3) Mohamed Basma, CFA and Randall Parrish, CFA are removed as portfolio managers for HYB Fund; and (4) Justin Kass, CFA, David J. Oberto, and Ethan Turner, CFA are added as portfolio managers for HYB Fund.
Effective immediately, the Prospectus for HYB Fund is revised as follows:
4.The second paragraph in the section of the Prospectus entitled “Principal Investment Strategies” in HYB Fund’s Summary Section is deleted in its entirety and replaced with the following:
High-yield bonds are debt instruments that, at the time of purchase, are not rated by a nationally recognized statistical rating organization (“NRSRO”) or are rated below investment grade (e.g., rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The Fund defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; convertible securities; zero- coupon bonds and debt obligations provided they are unrated or rated below investment grade. In evaluating the quality of a particular high-yield bond for investment by the Fund, the sub-adviser (the “Sub-Adviser”) does not rely exclusively on credit ratings assigned by a NRSRO. The Sub-Adviser will utilize a security’s credit rating as simply one indication of an issuer’s creditworthiness and will principally rely upon its own analysis of any security. The Sub-Adviser does not have restrictions on the rating level of the securities held in the Fund and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund’s portfolio or the maturity of any single investment. Maturities may vary widely depending on the Sub-Adviser’s assessment of interest rate trends and other economic or market factors.
5.The section of the Prospectus entitled “Principal Risks” in HYB Fund’s Summary Section is amended to include the following risk:
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.